Restatement of Financial Statements	12 Months Ended
Dec. 31, 2020
Prior Period Adjustment [Abstract]
Restatement of Financial Statements
3	Restatement of financial statements
Accounts Receivable
During the quarter ended June 30, 2021, in conjunction with performing its quarter-end
review of accounts receivable and review of historical collection rates, Akumin identified issues in the recording of write-offs and cash collections on its accounts receivable and acquired accounts receivable balances impacting current and prior periods. During the review, the Company noted that estimates of historical implicit price concessions and expected collection rates were not reflective of the actual cash collections experience. Using additional historical data and enhanced reporting and analytics tools, management was able to more accurately estimate its historical implicit price concessions, which impacts the net realizable value of accounts receivable. This analysis resulted in a reduction in accounts receivable, a reduction in goodwill, and a reduction of net revenue, which are considered errors in accordance with ASC 250, Accounting Changes and Error Corrections (“ASC 250”), and are material to prior periods and required the consolidated financial statements to be restated.

The impact of these errors was (i) a decrease of accounts receivable of $28.9 million, $29.5 million and $5.6 million as of December 31, 2020, December 31, 2019 and January 1, 2019, respectively, (ii) a decrease of goodwill of $9.6 million, $3.7 million and $2.6 million as of December 31, 2020, December 31, 2019 and January 1, 2019, respectively, and (iii) a decrease of revenue of $5.7 million and $26.4 million for the years ending December 31, 2020 and December 31, 2019 respectively.
Repairs and Maintenance
While performing its review of the interim financial statements for the quarter ended June 30, 2021, management identified costs associated with certain replacement components on equipment when repaired were capitalized and recorded in property and equipment in the Company’s consolidated balance sheets as of December 31, 2020 and 2019 and prior periods. Management determined the costs of the replacement components should have been expensed as repairs and maintenance, rather than capitalized. This analysis resulted in a reduction to the carrying value of property and equipment (and the associated amounts of accumulated depreciation), as well as an increase in repairs and maintenance costs and decreases in depreciation expense and loss on disposal of property and equipment, which are included in operating expenses. These are considered errors in accordance with ASC 250, and are material to prior periods and required the consolidated financial statements to be restated.
The impact of these errors was (i) a decrease of property and equipment, net, of $16.6 million, $11.8 million and $7.3 million as of December 31, 2020, December 31, 2019 and January 1, 2019, respectively, (ii) an increase in the cost of operations of $8.5 million and $6.6 million for the years ended December 31, 2020 and December 31, 2019, respectively, (iii) a decrease in depreciation expense of $3.4 million and $2.1 million for the years ended December 31, 2020 and December 31, 2019, respectively, and (iv) a decrease to the loss on disposal of property and equipment of $0.2 million and $0.04 million for the years ended December 31, 2020 and December 31, 2019, respectively.
The tax impact of the above-noted changes, along with other previously uncorrected immaterial misstatements to certain balance sheet and income statement accounts, are included in the total adjustments described in the tables below. The cumulative impact of these items was a decrease in shareholders’ equity of $54.6 million and $38.1 million at December 31, 2020 and 2019, respectively.

Line items in the restated consolidated balance sheets

	As at December 31,		As at December 31,
	2020	Adjustment	2020 - Restated
Accounts receivable	91,126,923	(28,868,166)	62,258,757
Prepaid expenses and other current assets	3,942,268	489,379	4,431,647
Current assets	139,465,179	(28,378,787)	111,086,392
Security deposits and other assets	4,876,208	(44,160)	4,832,048
Property and equipment	79,929,574	(16,216,065)	63,713,509
Goodwill	360,603,613	(8,994,052)	351,609,561
Total assets	718,684,541	(53,633,064)	665,051,477
Accounts payable and accrued liabilities	34,233,142	62,114	34,295,256
Deferred tax liability	826,566	866,445	1,693,011
Total liabilities	578,952,991	928,559	579,881,550
Deficit	(26,759,151)	(53,373,408)	(80,132,559)
Equity attributable to shareholders of Akumin Inc.	134,205,883	(53,373,408)	80,832,475
Non-controlling interests	5,525,667	(1,188,215)	4,337,452
Total shareholders’ equity	139,731,550	(54,561,623)	85,169,927
Total liabilities and shareholders’ equity	718,684,541	(53,633,064)	665,051,477
Line items in the restated consolidated statement of operations and comprehensive income (loss)

	Year ended December		Year ended December
	31, 2020	Adjustment	31, 2020 - Restated
Service fees - net of allowances and discounts	243,981,183	(5,656,864)	238,324,319
Total revenue	251,282,849	(5,656,864)	245,625,985
Cost of operations, excluding depreciation and amortization	197,803,388	7,831,218	205,634,606
Depreciation and amortization	20,459,767	(3,399,616)	17,060,151
Operational financial instruments revaluation and other (gains) losses	(3,907,666)	(221,807)	(4,129,473)
Total operating expenses	216,439,403	4,209,795	220,649,198
Income from operations	34,843,446	(9,866,659)	24,976,787
Other financial instruments revaluation and other (gains) losses	22,078,745	308,082	22,386,827
Loss before income taxes	(23,419,915)	(10,174,741)	(33,594,656)
Income tax provision (benefit)	(5,751,070)	6,312,625	561,555
Net loss and comprehensive loss for the period	(17,668,845)	(16,487,366)	(34,156,211)
Non-controlling interests	2,728,539	(144,219)	2,584,320
Net loss attributable to common shareholders	(20,397,384)	(16,343,147)	(36,740,531)
Net loss per share - basic and diluted	(0.29)	(0.23)	(0.52)
Line items in the restated consolidated statement of cash flows

	Year ended December		Year ended December
	31, 2020	Adjustment	31, 2020 - Restated
Net loss for the period	(17,668,845)	(16,487,366)	(34,156,211)
Depreciation and amortization	20,459,767	(3,399,616)	17,060,151
Deferred income tax expense (benefit)	(5,430,254)	6,130,090	699,836
Financial instruments revaluation and other (gains) losses	18,171,079	86,275	18,257,354
Changes in accounts receivable	(8,259,697)	5,184,977	(3,074,720)
Changes in prepaid expenses, security deposits and other assets	(138,395)	411,115	272,720
Changes in accounts payable and accrued liabilities	9,038,102	(1,168)	9,036,934
Cash flows from operating activities	26,690,553	(8,075,693)	18,614,860
Purchase of property and equipment and intangible assets	(13,420,375)	8,075,693	(5,344,682)
Cash flows from investing activities	(17,082,798)	8,075,693	(9,007,105)

Line items in the restated consolidated balance sheets

	As at December 31,		As at December 31,
	2019	Adjustment	2019 - Restated
Accounts receivable	82,867,225	(29,541,709)	53,325,516
Prepaid expenses and other current assets	3,927,949	1,073,083	5,001,032
Current assets	110,184,090	(28,468,626)	81,715,464
Security deposits and other assets	1,967,053	(216,750)	1,750,303
Property and equipment	75,938,590	(11,761,795)	64,176,795
Goodwill	358,802,534	(3,135,530)	355,667,004
Total assets	683,000,517	(43,582,701)	639,417,816
Accounts payable and accrued liabilities	26,262,225	63,283	26,325,508
Derivative financial instruments	951,702	(308,082)	643,620
Deferred tax liability	6,256,820	(5,263,645)	993,175
Total liabilities	525,937,015	(5,508,444)	520,428,571
Deficit	(6,361,767)	(37,030,261)	(43,392,028)
Equity attributable to shareholders of Akumin Inc.	152,519,353	(37,030,261)	115,489,092
Non-controlling interests	4,544,149	(1,043,996)	3,500,153
Total shareholders’ equity	157,063,502	(38,074,257)	118,989,245
Total liabilities and shareholders’ equity	683,000,517	(43,582,701)	639,417,816
Line items in the restated consolidated statement of operations and comprehensive income (loss)

	Year ended December		Year ended December
	31, 2019	Adjustment	31, 2019 - Restated
Service fees - net of allowances and discounts	244,841,400	(26,391,696)	218,449,704
Total revenue	247,436,303	(26,391,696)	221,044,607
Cost of operations, excluding depreciation and amortization	187,802,601	5,534,129	193,336,730
Depreciation and amortization	15,587,200	(2,095,831)	13,491,369
Operational financial instruments revaluation and other (gains) losses	1,017,401	(37,473)	979,928
Total operating expenses	207,961,967	3,400,825	211,362,792
Income from operations	39,474,336	(29,792,521)	9,681,815
Other financial instruments revaluation and other (gains) losses	1,805,816	(308,082)	1,497,734
Income (loss) before income taxes	15,363,155	(29,484,439)	(14,121,284)
Income tax provision (benefit)	3,735,548	(6,533,107)	(2,797,559)
Net income (loss) and comprehensive income (loss) for the period	11,627,607	(22,951,332)	(11,323,725)
Non-controlling interests	2,199,629	(593,604)	1,606,025
Net income (loss) attributable to common shareholders	9,427,978	(22,357,728)	(12,929,750)
Net income (loss) per share - basic and diluted	0.14	(0.34)	(0.19)
Line items in the restated consolidated statement of cash flows

	Year ended December		Year ended December
	31, 2019	Adjustment	31, 2019 - Restated
Net income (loss) for the period	11,627,607	(22,951,332)	(11,323,725)
Depreciation and amortization	15,587,200	(2,095,831)	13,491,369
Deferred income tax expense (benefit)	2,092,504	(3,511,985)	(1,419,481)
Financial instruments revaluation and other (gains) losses	2,823,217	(345,555)	2,477,662
Changes in accounts receivable	(25,243,156)	25,656,280	413,124
Changes in prepaid expenses, security deposits and other assets	(3,657,429)	(1,355,327)	(5,012,756)
Changes in accounts payable and accrued liabilities	1,369,580	(1,948,040)	(578,460)
Cash flows from operating activities	12,581,077	(6,551,790)	6,029,287
Purchase of property and equipment and intangible assets	(12,447,634)	6,551,790	(5,895,844)
Cash flows from investing activities	(231,107,615)	6,551,790	(224,555,825)

Line items in the restated consolidated statement changes in equity

	Accumulated Deficit	Non-controlling Interests	Total Shareholders’ Equity
As at January 1, 2019	(15,789,745)	4,107,499	118,895,463

Adjustment	(14,672,533)	(450,392)	(15,122,925)

As at January 1, 2019 - Restated	(30,462,278)	3,657,107	103,772,538

As at December 31, 2019	(6,361,767)	4,544,149	157,063,502

Adjustment	(37,030,261)	(1,043,996)	(38,074,257)

As at December 31, 2019 - Restated	(43,392,028)	3,500,153	118,989,245

As at December 31, 2020	(26,759,151)	5,525,667	139,731,550

Adjustment	(53,373,408)	(1,188,215)	(54,561,623)

As at December 31, 2020 - Restated	(80,132,559)	4,337,452	85,169,927